Average Annual Total Returns - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - Fidelity Series Long-Term Treasury Bond Index Fund	Apr. 29, 2025
Fidelity Series Long-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(6.14%)
Past 5 years	(5.20%)
Since Inception	(2.66%)	[1]
Fidelity Series Long-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.48%)
Past 5 years	(6.76%)
Since Inception	(4.25%)	[1]
Fidelity Series Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.61%)
Past 5 years	(4.09%)
Since Inception	(2.24%)	[1]
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Since Inception	0.83%
LB010
Average Annual Return:
Past 1 year	(6.41%)
Past 5 years	(5.20%)
Since Inception	(2.59%)

[1]	A From July 7, 2016 .